Note 13 - Quantitative Information about Fair Value (Level 3) (Detail) - Valuation technique unobservable parameters (Level 3) [Member] € in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Mortgage and other asset-backed securities, significant unobsevable input, percent		0.00%	[1]	0.00%	[2]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute		167	[1]	220	[2]
Mortgage and other asset-backed securities, significant unobservable input, absolute		106	[1]	110	[2]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute		9	[1]	84	[2]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		100	[1]	12	[2]
Loan commitments, significant unobservable input, absolute		226	[1]	169	[2]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute		15	[1]	2	[2]
Other derivatives, significant unobservable input, absolute		286	[1]	234	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		60.00%	[1]	50.00%	[2]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		40.00%	[1]	40.00%	[2]
Loan commitments, significant unobservable input, percent		40.00%	[1]	40.00%	[2]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		0.00%	[1]	8.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		0.00%	[1]	0.00%	[2]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		4.00%	[1]	2.00%	[2]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		4.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		9.00%	[1]	18.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent		7.00%	[1]	7.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute		30	[1]	120	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Swap Rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute		(4,176)	[1]	(3,932)	[2]
FX derivatives, significant unobservable input, absolute		(3)	[1]	(7)	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[1]	1.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Price per net asset value, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Enterprise value Revenue, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		1.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute		5	[1]	5	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Price, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		17.00%	[1]	73.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		(10.00%)	[1]	(10.00%)	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		(70.00%)	[1]	(90.00%)	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		2.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		9.00%	[1]	7.00%	[2]
Other derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute		0	[1]	0	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		(9.00%)	[1]	(6.00%)	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Option pricing model | Quoted volatility [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		0.00%	[1]	26.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent		102.00%	[1]	102.00%	[2]
Mortgage and other asset-backed securities, significant unobsevable input, percent		107.00%	[1]	104.00%	[2]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent		300.00%	[1]	300.00%	[2]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		100.00%	[1]	100.00%	[2]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		123.00%	[1]	124.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute		1,486	[1]	1,830	[2]
Mortgage and other asset-backed securities, significant unobservable input, absolute		1,027	[1]	1,828	[2]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute		651	[1]	651	[2]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		1,621	[1]	1,207	[2]
Loan commitments, significant unobservable input, absolute		954	[1]	1,070	[2]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute		1,148	[1]	7,535	[2]
Other derivatives, significant unobservable input, absolute		626	[1]	610	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		85.00%	[1]	85.00%	[2]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		84.00%	[1]	75.00%	[2]
Loan commitments, significant unobservable input, percent		84.00%	[1]	76.00%	[2]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		40.00%	[1]	40.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		4.00%	[1]	2.00%	[2]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		12.00%	[1]	18.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		18.00%	[1]	29.00%	[2]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		16.00%	[1]	26.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		20.00%	[1]	20.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent		13.00%	[1]	13.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute		285	[1]	595	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Swap Rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute		3,975	[1]	4,150	[2]
FX derivatives, significant unobservable input, absolute		100	[1]	50	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		5.00%	[1]	15.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Price per net asset value, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		100.00%	[1]	100.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Enterprise value Revenue, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		15.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute		14	[1]	15	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent		100.00%	[1]	100.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Price, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		75.00%	[1]	77.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		6.00%	[1]	7.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		3.00%	[1]	43.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		99.00%	[1]	96.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		55.00%	[1]	65.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		86.00%	[1]	84.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		27.00%	[1]	23.00%	[2]
Other derivatives, significant unobservable input, percent		160.00%	[1]	129.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute		0	[1]	0	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		1.00%	[1]	3.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		1.00%	[1]	6.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		33.00%	[1]	39.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		87.00%	[1]	85.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Option pricing model | Quoted volatility [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		0.00%	[1]	0.00%	[2]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		0.00%	[1]	59.00%	[2]
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		€ 4,379		€ 4,385
Equity securities [Abstract]
Equity securities		809		778
Loans, at fair value [Abstract]
Loans, at Fair Value		10,817		9,405
Loan commitments (financial instruments)		0		0
Other financial instruments		2,208	[3]	2,647	[4]
Total non-derivative financial instruments held at fair value		18,336		17,396
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives		€ 5,218
Credit derivatives, significant unobservable input, absolute		510
Equity derivatives		€ 642
FX derivatives		995
Other derivatives		580
Total market values from derivative financial instruments		7,945		8,203
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		31		86
Mortgage and other asset-backed securities		93		94
Total mortgage- and other asset-backed securities		124		180
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		2,726		2,887
Corporate, sovereign and other debt securities (held for trading)		2,726		2,887
Equity securities [Abstract]
Equity securities		114		127
Loans, at fair value [Abstract]
Loans, at Fair Value		5,931		6,121
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives				€ 4,997
Credit derivatives, significant unobservable input, absolute				501
Equity derivatives				€ 339
FX derivatives				1,765
Other derivatives				601
Assets: Non-Trading Financial Assets mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		1,499
Corporate, sovereign and other debt securities (held for trading)				1,254
Equity securities [Abstract]
Equity securities		695		652
Loans, at fair value [Abstract]
Loans, at Fair Value		1,779		696
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		0		0
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		0		0
Assets: Financial Assets at fair value through OCI [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		154		244
Loans, at fair value [Abstract]
Loans, at Fair Value		3,107		2,588
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		4,537		3,116
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		93		0
Loan commitments (financial instruments)		6		5
Other financial instruments		51	[5]	154	[6]
Total non-derivative financial instruments held at fair value		4,688		3,275
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives		€ 5,207
Credit derivatives, significant unobservable input, absolute		562
Equity derivatives		€ 1,201
FX derivatives		1,470
Other derivatives	[7]	254
Total market values from derivative financial instruments		8,694		7,581
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0		0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		26		26
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		93		0
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives				€ 4,070
Credit derivatives, significant unobservable input, absolute				503
Equity derivatives				€ 1,027
FX derivatives				1,850
Other derivatives	[8]			130
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		4,512		3,089
Loans, at fair value [Abstract]
Loans, at Fair Value		€ 0		€ 0

[1]	[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[2]	[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[3]	Other financial assets include € 253 million of other trading assets, € 1.8 billion of other non-trading financial assets mandatory at fair value, and € 123 million other financial assets at fair value through other comprehensive income
[4]	[2] Other financial assets include € 104 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 117 million other financial assets at fair value through other comprehensive income
[5]	Other financial liabilities include € 51 million of securities sold under repurchase agreements designated at fair value
[6]	[3] Other financial liabilities include € 154 million of securities sold under repurchase agreements designated at fair value
[7]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[8]	[1] Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated